UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: OCTOBER 31, 2005
                         ----------------

Date of reporting period:  JANUARY 31, 2005
                           ----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                              FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JANUARY 31, 2005 (UNAUDITED)

  SHARES                                               MARKET VALUE  % OF TOTAL
  ------                                               ------------  ----------
             INVESTMENT COMPANIES
   975,330   AllianceBernstein International
               Value Fund - Class A                    $ 15,868,615        6.2%
   563,519   AllianceBernstein Worldwide
               Privatization Fund - Class A               7,500,435        2.9%
   109,967   Alpine U.S. Real Estate
               Equity Fund - Class Y                      4,377,767        1.7%
   295,570   Ariel Fund                                  15,272,127        6.0%
   155,349   Artisan Mid Cap Value Fund -
               Investor Class                             2,588,111        1.0%
   779,488   BlackRock Mid Cap Value
               Portfolio - Class A                       14,828,371        5.8%
   979,319   Causeway International Value Fund -
               Institutional Class                       15,776,832        6.2%
   310,422   Columbia Acorn International
               Fund - Class Z*<F1>                        9,095,351        3.6%
   206,039   Columbia Real Estate Equity
               Fund - Class Z                             5,107,708        2.0%
   730,245   Excelsior Emerging Markets Fund              6,382,343        2.5%
     2,308   Excelsior Small Cap Fund*<F1>                   37,780        0.0%
   370,877   Excelsior Value & Restructuring Fund        15,324,628        6.0%
   133,491   FBR Small Cap Fund                           5,454,423        2.1%
   316,707   Fidelity Diversified International Fund      8,912,129        3.5%
   502,963   Fidelity International Small Cap Fund       12,071,113        4.7%
   123,490   Fidelity Latin America Fund                  2,597,004        1.0%
   290,610   Fidelity Leveraged Company Stock Fund        6,564,887        2.6%
   222,165   ICON Energy Fund*<F1>                        5,263,096        2.1%
   109,933   iShares MSCI EMU Index Fund                  7,805,243        3.1%
    68,600   iShares Russell Midcap Value Index Fund      7,556,976        3.0%
    88,250   iShares S&P Europe 350 Index Fund            6,534,030        2.6%
    33,100   iShares S&P Latin America 40 Index Fund      2,614,900        1.0%
   499,680   Julius Baer International Equity
               Fund - Class A                            15,649,968        6.1%
   203,718   Muhlenkamp Fund                             15,936,881        6.2%
   131,255   Oppenheimer Global Fund - Class A            7,645,602        3.0%
   249,364   Scudder Dreman Small Cap Value
               Fund - Class A*<F1>                        8,012,050        3.1%
   220,290   State Street Research Global
               Resources Fund - Class A                  10,836,087        4.2%
   225,648   Strong Mid Cap Disciplined Fund -
               Investor Class                             4,957,496        1.9%
   699,358   Thornburg International Value
               Fund - Class A                            13,987,169        5.5%
                                                       ------------      ------
                  TOTAL INVESTMENT COMPANIES
                    (COST $230,335,522)                 254,559,122       99.6%
                                                       ------------      ------

             SHORT-TERM INVESTMENT
 3,155,113   Cash Trust Series II-
               Treasury Cash Series II                    3,155,113        1.2%
                                                       ------------      ------
                  TOTAL SHORT-TERM INVESTMENT
                    (COST $3,155,113)                     3,155,113        1.2%
                                                       ------------      ------

             Total Investments (Cost $233,490,635)      257,714,235      100.8%
             Liabilities in excess of Other Assets       (2,155,511)     (0.8)%
                                                       ------------      ------
             NET ASSETS                                $255,558,724      100.0%
                                                       ------------      ------
                                                       ------------      ------

*<F1>  Non-income producing.

                         FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JANUARY 31, 2005 (UNAUDITED)

  SHARES                                               MARKET VALUE  % OF TOTAL
  ------                                               ------------  ----------
             INVESTMENT COMPANIES
   112,345   AIM Utilities Fund - Class A                $1,344,765        2.9%
   117,728   AllianceBernstein International
               Value Fund - Class A                       1,915,433        4.1%
    98,294   AllianceBernstein Worldwide
               Privatization Fund - Class A               1,308,301        2.8%
    33,795   Ariel Fund                                   1,746,213        3.8%
    55,866   Baron Partners Fund                            940,780        2.0%
   100,455   BlackRock Mid Cap Value
               Portfolio - Class A                        1,910,649        4.1%
   120,237   Causeway International Value Fund -
               Institutional Class                        1,937,016        4.2%
    84,342   Columbia Acorn International
               Fund - Class Z*<F2>                        2,471,212        5.3%
    73,884   Columbia Real Estate Equity
               Fund - Class Z                             1,831,578        4.0%
   251,945   Excelsior Emerging Markets Fund              2,202,001        4.8%
    40,803   FBR Small Cap Fund                           1,667,229        3.6%
   104,672   Fidelity International Small Cap Fund        2,512,132        5.4%
    52,610   Fidelity Leveraged Company Stock Fund        1,188,455        2.6%
    30,368   Fidelity Select Medical
               Delivery Portfolio*<F2>                    1,388,101        3.0%
    80,703   ICON Energy Fund*<F2>                        1,911,844        4.1%
    40,000   iShares MSCI Canada Index Fund                 660,000        1.4%
    29,000   iShares MSCI EMU Index Fund                  2,059,000        4.5%
    21,800   iShares S&P Europe 350 Index Fund            1,614,072        3.5%
     8,800   iShares S&P Latin America 40 Index Fund        695,200        1.5%
    65,081   Julius Baer International Equity
               Fund - Class A                             2,038,337        4.4%
    25,136   Muhlenkamp Fund                              1,966,418        4.3%
   118,837   Oppenheimer International Small
               Company Fund - Class A                     1,991,712        4.3%
    32,115   Rydex Mekros Fund - Class H                    895,049        1.9%
    35,898   Scudder Dreman Small Cap Value
               Fund - Class A*<F2>                        1,153,398        2.5%
    50,058   State Street Research Global
               Resources Fund - Class A                   2,462,361        5.3%
    83,765   Thornburg International Value
               Fund - Class A                             1,675,298        3.6%
    60,609   UltraSmall-Cap ProFund -
               Investor Class*<F2>                        1,404,913        3.0%
    31,660   U.S. Global Investors
               Eastern European Fund                        981,456        2.1%
                                                        -----------      ------
                  TOTAL INVESTMENT COMPANIES
                    (COST $41,668,848)                   45,872,923       99.1%
                                                        -----------      ------

             SHORT-TERM INVESTMENT
   204,180   Cash Trust Series II- Treasury
               Cash Series II                               204,180        0.4%
                                                        -----------      ------
                  TOTAL SHORT-TERM INVESTMENT
                    (COST $204,180)                         204,180        0.4%
                                                        -----------      ------

             Total Investments (Cost $41,873,028)        46,077,103       99.5%
             Other Assets less Liabilities                  213,114        0.5%
                                                        -----------      ------
             NET ASSETS                                 $46,290,217      100.0%
                                                        -----------      ------
                                                        -----------      ------

*<F2>  Non-income producing.

                        FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT JANUARY 31, 2005 (UNAUDITED)

  SHARES                                               MARKET VALUE  % OF TOTAL
  ------                                               ------------  ----------
             INVESTMENT COMPANIES
   125,632   AllianceBernstein International
               Value Fund - Class A                      $2,044,027        6.0%
   154,197   AllianceBernstein Worldwide
               Privatization Fund - Class A               2,052,363        6.0%
    82,121   American Century Utilities Fund -
               Investor Class                               992,849        2.9%
    39,359   Ariel Fund                                   2,033,675        6.0%
    32,802   The Artisan International Value
               Fund - Investor Class                        686,544        2.0%
   102,747   BlackRock Mid Cap Value
               Portfolio - Class A                        1,954,253        5.7%
   123,694   Causeway International Value
               Fund - Institutional Class                 1,992,708        5.8%
    76,178   Excelsior International Fund*<F3>              979,650        2.9%
    43,186   Excelsior Value & Restructuring Fund         1,784,429        5.2%
    61,929   FBR Gas Utility Index Fund                     984,055        2.9%
    34,568   Fidelity Real Estate Investment Portfolio      942,326        2.8%
    64,460   Heartland Value Plus Fund                    1,675,947        4.9%
   172,281   Heitman REIT Fund - PBHG                     2,015,697        5.9%
    31,900   iShares MSCI EMU Index Fund                  2,264,900        6.6%
    30,250   iShares S&P Europe 350 Index Fund            2,239,710        6.6%
    65,846   Julius Baer International
               Equity Fund - Class A                      2,062,308        6.0%
   129,485   Matthews Asian Growth & Income Fund          2,047,155        6.0%
    26,414   Muhlenkamp Fund                              2,066,397        6.0%
    17,193   Oppenheimer Global Fund - Class A            1,001,473        2.9%
    36,027   Permanent Portfolio                            947,147        2.8%
    58,566   Thornburg International
               Value Fund - Class A                       1,171,329        3.4%
                                                        -----------      ------
                  Total Investment Companies
                    (Cost $31,639,024)                   33,938,942       99.3%
                                                        -----------      ------
             SHORT-TERM INVESTMENT
   167,057   Cash Trust Series II-
               Treasury Cash Series II                      167,057        0.5%
                                                        -----------      ------
                  TOTAL SHORT-TERM INVESTMENT
                    (COST $167,057)                         167,057        0.5%
                                                        -----------      ------

             Total Investments (Cost $31,806,081)        34,105,999       99.8%
             Other Assets less Liabilities                   84,957        0.2%
                                                        -----------      ------
             NET ASSETS                                 $34,190,956      100.0%
                                                        -----------      ------
                                                        -----------      ------

*<F3>  Non-income producing.

                           FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS AT JANUARY 31, 2005 (UNAUDITED)

  SHARES                                               MARKET VALUE  % OF TOTAL
  ------                                               ------------  ----------
             INVESTMENT COMPANIES
    65,292   Buffalo Balanced Fund                      $   653,569        2.6%
    49,826   Calvert Income Fund - Class A                  851,529        3.3%
   294,623   Columbia High-Yield Fund - Class Z           2,577,948       10.0%
    41,273   Eaton Vance Floating Rate Fund -
               Institutional Class                          408,187        1.6%
    95,750   Eaton Vance Strategic
               Income Fund - Class A                        779,398        3.0%
    86,153   Federated International
               Bond Fund - Class A                        1,028,669        4.0%
   276,963   Fidelity Capital & Income Fund               2,332,027        9.1%
    72,249   Fidelity Real Estate Income Fund               848,209        3.3%
    24,624   Gateway Fund                                   596,403        2.3%
    28,058   Kensington Select Income Fund - Class A      1,033,350        4.0%
   130,891   Loomis Sayles Bond Fund -
               Institutional Class                        1,798,435        7.0%
    48,184   Loomis Sayles Global Bond Fund -
               Institutional Class                          766,610        3.0%
   298,972   MainStay High Yield Corporate
               Bond Fund - Class A                        1,931,360        7.5%
    46,521   Matthews Asian Growth & Income Fund            735,497        2.9%
   130,663   Oppenheimer International
               Bond Fund - Class A                          769,606        3.0%
   302,225   Oppenheimer Strategic Income
               Fund - Class A                             1,302,592        5.1%
    61,701   Permanent Portfolio                          1,622,125        6.3%
    24,689   PIMCO Commodity Real Return
               Strategy Fund - Class A                      367,870        1.4%
    68,610   PIMCO Emerging Markets Bond
               Fund - Class D                               747,848        2.9%
    74,411   PIMCO Global Bond Fund -
               Institutional Class                          765,695        3.0%
    80,031   Pioneer High Yield Fund - Class A              915,560        3.6%
   120,418   Pioneer Strategic Income Fund - Class A      1,294,496        5.0%
    29,915   Royce Total Return Fund - Investment Class     360,181        1.4%
    90,939   Western Asset Core Bond Portfolio -
               Institutional Class                        1,043,972        4.1%
                                                        -----------      ------
                  TOTAL INVESTMENT COMPANIES
                    (COST $25,087,993)                   25,531,136       99.4%
                                                        -----------      ------

             SHORT-TERM INVESTMENT
   182,514   Cash Trust Series II-
               Treasury Cash Series II                      182,514        0.7%
                                                        -----------      ------
                  TOTAL SHORT-TERM INVESTMENT
                    (COST $182,514)                         182,514        0.7%
                                                        -----------      ------

             Total Investments (Cost $25,270,507)        25,713,650      100.1%
             Liabilities in excess of Other Assets          (19,557)     (0.1)%
                                                        -----------      ------
             NET ASSETS                                 $25,694,093      100.0%
                                                        -----------      ------
                                                        -----------      ------

*<F4>  Non-income producing.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title)*<F5>  /s/Robert M. Slotky
                                    ----------------------------------
                                    Robert M. Slotky, President

     Date    March 10, 2005
           ----------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F5>  /s/Robert M. Slotky
                                    ----------------------------------
                                    Robert M. Slotky, President

     Date    March 10, 2005
           ----------------------------------

     By (Signature and Title)*<F5>  /s/Eric W. Falkeis
                                    ----------------------------------
                                    Eric W. Falkeis, Treasurer

     Date    March 10, 2005
           ----------------------------------

*<F5> Print the name and title of each signing officer under his or her signature.